Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.
Intangible Assets, net

Intangible asset is comprised of following:

		As of December 31, 2022			As of December 31, 2023
	Weighted average amortization period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(in years)	(in US$ thousands)			(in US$ thousands)
Developed technology (Note 3)	5	$2,575	$(955)	$1,620	$2,575	$(1,470)	$1,105
Customer relationships (Note 3)	3	2,600	(1,589)	1,011	2,600	(2,455)	145
Others	5	308	(212)	96	308	(284)	24
Total	4	$5,483	$(2,756)	$2,727	$5,483	$(4,209)	$1,274

Amortization expense was US$1.9 million, US$2.3 million and US$1.4 million for the year ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, the Company will record estimated amortization expenses of US$0.7 million, US$0.5 million, US$0.1 million, nil and nil for the years ending December 31, 2024, 2025, 2026, 2027 and 2028, respectively.